REVENUE - Schedule of Accounts Receivable and Contract Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Accounts Receivable	$ 0	$ 0	$ 482,279	$ 327,200
Contract Liabilities	24,000	24,000	30,400	178,750
Accounts receivable	0	0	482,279	327,200
Contract liabilities	$ 24,000	$ 24,000	$ 30,400	$ 178,750